Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income (loss) recorded in The Netherlands	(9)	(30)	(33)
Income (loss) from foreign operations	115	(562)	(2,104)

Income (loss) before income tax benefit (expense)	106	(592)	(2,137)

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
The Netherlands Taxes – current	—	5	(1)
Foreign taxes – current	(120)	(90)	(130)

Total current taxes	(120)	(85)	(131)
The Netherlands Taxes – deferred	—	—	—
Foreign taxes – deferred	143	48	80

Total deferred taxes	143	48	80
Income tax benefit (expense)	23	(37)	(51)

Effective tax rate	-21%	-6%	-2%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2014, 2013 and 2012, and the effective income tax rate are the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income tax benefit (expense) computed at statutory rate	(26)	148	534
Non-deductible and non-taxable permanent differences, net	8	(2)	(81)
Income (loss) on equity-method investments	(11)	(31)	(6)
Valuation allowance adjustments	26	(83)	(197)
Current year credits	53	60	77
Other tax and credits	8	(42)	(17)
Benefits from tax holidays	65	18	38
Net impact of changes to uncertain tax positions	(92)	(33)	(83)
Earnings of subsidiaries taxed at different rates	(8)	(72)	(316)

Income tax benefit (expense)	23	(37)	(51)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2014	December 31, 2013
Tax loss carryforwards and investment credits	908	658
Less unrecognized tax benefit	(238)	(229)

Tax loss carryforward net of unrecognized tax benefit	670	429
Inventory valuation	15	14
Impairment and restructuring charges	16	63
Fixed asset depreciation in arrears	39	58
Capitalized development costs	63	45
Receivables for government funding	13	22
Tax credits granted on past capital investments	1,147	1,131
Pension service costs	82	66
Stock awards	5	2
Commercial accruals	15	10
Other temporary differences	78	70

Total deferred tax assets	2,143	1,910
Valuation allowances	(1,607)	(1,454)

Deferred tax assets, net	536	456
Accelerated fixed asset depreciation	(26)	(58)
Acquired intangible assets	(11)	(11)
Advances of government funding	(23)	(35)
Other temporary differences	(3)	(13)

Deferred tax liabilities	(63)	(117)

Net deferred income tax asset	473	339

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2014, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2015, as follows:

Year
2015	1
2016	46
2017	12
2018	89
2019	77
Thereafter	683

Total	908

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2014, 2013 and 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2014	December 31, 2013	December 31, 2012
Balance at beginning of year	255	227	148
Additions based on tax positions related to the current year	51	52	44
Additions for tax positions of prior years	43	27	39
Reduction for tax positions of prior years	(2)	(48)	—
Reduction due to ST-Ericsson deconsolidation		(8)	—
Settlements		—	(1)
Prepayment	(5)	(1)	(6)
Foreign currency translation	(29)	6	3

Balance at end of year	313	255	227